CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 99.3%
	Consumer Discretionary - 13.9%
	Apparel & Textile Products - 2.1%
41,487	Steven Madden Ltd.[1]	$1,388,985

	Home Construction - 4.7%
6,579	M/I Homes, Inc.[1]	950,271
28,431	Skyline Champion Corporation[1]	2,171,275
		3,121,546
	Leisure Facilities & Services - 2.2%
46,750	BJ's Restaurants, Inc.[1]	1,427,278

	Retail - Discretionary - 4.9%
16,419	Advance Auto Parts, Inc.	1,008,127
80,438	Victoria's Secret & Company[1]	2,183,086
		3,191,213
	Total Consumer Discretionary	9,129,022

	Consumer Staples - 1.9%
	Household Products - 1.9%
59,326	Clearwater Paper Corporation[1]	1,231,608

	Energy - 4.4%
	Oil & Gas Producers - 4.4%
32,643	Matador Resources Company	1,466,650
38,228	Range Resources Corporation	1,438,902
	Total Energy	2,905,552

	Financials - 27.6%
	Banking - 18.7%
27,477	Bank of Hawaii Corporation	1,803,590
62,461	BankUnited, Inc.	2,383,512
392,626	Capitol Federal Financial, Inc.	2,493,175
84,014	Central Pacific Financial Corporation	2,548,985

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	Banking - 18.7%
41,230	First Interstate Bancsystem, Inc., Class A	$1,314,000
132,704	TFS Financial Corporation	1,748,375
		12,291,637
	Institutional Financial Services - 3.2%
29,732	Moelis & Company, Class A	2,120,486

	Specialty Finance - 5.7%
106,730	LendingClub Corporation[1]	1,621,229
29,114	Stewart Information Services Corporation	2,134,638
		3,755,867
	Total Financials	18,167,990

	Health Care - 3.6%
	Health Care Facilities & Services - 3.6%
111,907	Concentra Group Holdings Parent, Inc.	2,342,214

	Industrials - 10.4%
	Commercial Support Services - 2.0%
5,549	Clean Harbors, Inc.[1]	1,288,589

	Electrical Equipment - 4.2%
105,549	Hayward Holdings, Inc.[1]	1,595,901
9,248	Itron, Inc.[1]	1,151,931
		2,747,832
	Industrial Support Services - 1.9%
4,736	Applied Industrial Technologies, Inc.	1,236,333

	Transportation & Logistics - 2.3%
43,694	Hub Group, Inc., Class A1	1,504,821

	Total Industrials	6,777,575

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	Materials - 8.2%
	Chemicals - 8.2%
27,456	H.B. Fuller Company	$1,627,592
9,754	Quarker Houghton	1,285,090
24,197	Rogers Corporation[1]	1,946,890
5,917	Sensient Technologies Corporation	555,310
	Total Materials	5,414,882

	Real Estate - 9.5%
	REIT - 9.5%
45,999	COPT Defense Properties	1,336,731
100,343	Independence Realty Trust, Inc.	1,644,622
28,767	Terreno Realty Corporation	1,632,527
116,907	Xenia Hotels & Resorts, Inc.	1,603,964
	Total Real Estate	6,217,844

	Technology - 14.7%
	Software - 9.3%
104,707	ACV Auctions, Inc.[1]	1,037,646
92,095	Jamf Holding Corporation[1]	985,417
48,170	nCino, Inc.[1,2]	1,305,889
38,673	Omnicell, Inc.[1]	1,177,593
149,098	ZoomInfo Technologies, Inc., Class A1	1,626,659
		6,133,204
	Technology Hardware - 3.9%
109,490	Knowles Corporation[1]	2,552,212

	Technology Services - 1.5%
29,807	I3 Verticals, Inc., Class A1,2	967,535

	Total Technology	9,652,951

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 99.3%
	Utilities - 5.1%
	Gas & Water Utilities - 5.1%
13,753	Chesapeake Utilities Corporation	$1,852,392
27,954	Middlesex Water Company	1,512,870
	Total Utilities	3,365,262

	TOTAL COMMON STOCK (Cost $58,763,559)	65,204,900

	SHORT-TERM INVESTMENTS — 0.0%[3]
11,549	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.01%[4]	11,549
11,548	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.98%[4]	11,548
	TOTAL SHORT-TERM INVESTMENTS (Cost $23,097)	23,097

	TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 99.3% (Cost $58,786,657)	65,227,998

	SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 1.6%
1,069,177	Invesco Government & Agency Portfolio, 4.00%[4]	1,069,177

	TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $1,069,177)	1,069,177

	TOTAL INVESTMENTS - 100.9% (Cost $59,855,833)	$66,297,174	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(570,566)
	NET ASSETS - 100.0%	$65,726,608

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Percentage rounds to less than 0.1%.
[4]	Rate disclosed is the seven day effective yield as of September 30, 2025.
[5]	At June 30, 2025, the market value of securities on loan for CRM Small Cap Value Fund was $1,028,666. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 96.9%
	Consumer Discretionary - 14.0%
	Apparel & Textile Products - 1.2%
49,105	Steven Madden Ltd.[1]	$1,644,035

	Home Construction - 5.1%
13,105	M/I Homes, Inc.[1]	1,892,886
64,558	Skyline Champion Corporation[1]	4,930,295
		6,823,181
	Leisure Facilities & Services - 1.9%
16,925	Vail Resorts, Inc.	2,531,472

	Retail - Discretionary - 5.8%
8,876	Burlington Stores, Inc.[1]	2,258,942
203,916	Victoria's Secret & Company[1]	5,534,281
		7,793,223
	Total Consumer Discretionary	18,791,911

	Consumer Staples - 0.9%
	Food - 0.9%
7,002	Marzetti Company (The)	1,209,876

	Energy - 3.4%
	Oil & Gas Producers - 3.4%
32,402	Matador Resources Company	1,455,822
83,798	Range Resources Corporation	3,154,157
	Total Energy	4,609,979

	Financials - 21.0%
	Banking - 10.3%
150,621	BankUnited, Inc.	5,747,696
138,924	First Interstate Bancsystem, Inc., Class A	4,427,508
279,090	TFS Financial Corporation	3,677,011
		13,852,215

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	Institutional Financial Services - 4.2%
7,980	Evercore Partners, Inc., Class A	$2,691,814
42,134	Moelis & Company, Class A	3,004,996
		5,696,810
	Specialty Finance - 6.5%
76,089	First American Financial Corporation	4,887,958
253,464	LendingClub Corporation[1]	3,850,118
		8,738,076
	Total Financials	28,287,101

	Health Care - 7.5%
	Health Care Facilities & Services - 2.8%
181,128	Concentra Group Holdings Parent, Inc.	3,791,009

	Medical Equipment & Devices - 4.7%
27,090	BioLife Solutions, Inc.[1]	691,066
49,754	Bio-Techne Corporation	2,767,815
13,092	Cooper Companies, Inc. (The)[1]	897,588
13,297	Masimo Corporation[1]	1,961,972
		6,318,441
	Total Health Care	10,109,450

	Industrials - 16.9%
	Aerospace & Defense - 2.2%
5,134	Teledyne Technologies, Inc.[1]	3,008,729

	Commercial Support Services - 1.9%
11,138	Clean Harbors, Inc.[1]	2,586,466

	Electrical Equipment - 6.4%
218,685	Hayward Holdings, Inc.[1]	3,306,517
19,330	Itron, Inc.[1]	2,407,745
68,425	Vontier Corporation	2,871,797
		8,586,059

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	Machinery - 3.8%
35,866	Regal Rexnord Corporation	$5,144,619

	Transportation & Logistics - 2.6%
100,307	Hub Group, Inc., Class A1	3,454,573

	Total Industrials	22,780,446

	Materials - 8.4%
	Chemicals - 3.4%
55,667	HB Fuller Company	3,299,939
13,436	Sensient Technologies Corporation	1,260,969
		4,560,908
	Construction Materials - 5.0%
26,082	Advanced Drainage Systems, Inc.	3,617,574
9,350	Carlisle Companies, Inc.	3,075,776
		6,693,350
	Total Materials	11,254,258

	Real Estate - 5.7%
	REIT - 5.7%
32,295	Sun Communities, Inc.	4,166,055
61,417	Terreno Realty Corporation	3,485,415
	Total Real Estate	7,651,470

	Technology - 15.7%
	Software - 10.5%
257,190	ACV Auctions, Inc.[1]	2,548,753
50,799	Gitlab Inc, Class A1	2,290,019
80,184	nCino, Inc.[1,2]	2,173,788
6,576	PTC, Inc.[1]	1,335,060
61,122	Unity Software, Inc.[1]	2,447,325
308,692	ZoomInfo Technologies, Inc., Class A1	3,367,829
		14,162,774

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	Technology Hardware - 5.2%
15,512	Ciena Corporation[1]	$2,259,633
201,266	Knowles Corporation[1]	4,691,511
		6,951,144
	Total Technology	21,113,918

	Utilities - 3.4%
	Electric Utilities - 2.4%
42,811	Evergy, Inc.	3,254,492

	Gas & Water Utilities - 1.0%
8,233	Atmos Energy Corporation	1,405,785

	Total Utilities	4,660,277

	TOTAL COMMON STOCK (Cost $112,967,537)	130,468,686

	SHORT-TERM INVESTMENTS — 1.9%
1,277,969	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.01%[3]	1,277,969
1,277,968	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.98%[3]	1,277,968
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,555,937)	2,555,937

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 98.8% (Cost $115,523,474)	133,024,623

	SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 1.0%
1,327,230	Invesco Government & Agency Portfolio, 4.00%[3]	1,327,230

	TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $1,327,230)	1,327,230

	TOTAL INVESTMENTS - 99.8% (Cost $116,850,704)	$134,351,853	[4]
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	271,400
	NET ASSETS - 100.0%	$134,623,253

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2025 (Unaudited)

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of September 30, 2025.
[4]	At June 30, 2025, the market value of securities on loan for CRM Small/Mid Cap Value Fund was $265,434. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 98.8%
	Consumer Discretionary - 7.9%
	Home Construction - 2.0%
72,933	Skyline Champion Corporation[1]	$5,569,893

	Retail - Discretionary - 5.9%
19,827	Burlington Stores, Inc.[1]	5,045,972
101,833	Valvoline, Inc.[1]	3,656,823
287,583	Victoria's Secret & Company[1]	7,805,002
		16,507,797
	Total Consumer Discretionary	22,077,690

	Energy - 2.9%
	Oil & Gas Producers - 2.9%
148,500	Devon Energy Corporation	5,206,410
81,418	Range Resources Corporation	3,064,574
	Total Energy	8,270,984

	Financials - 13.5%
	Banking - 5.1%
189,324	BankUnited, Inc.	7,224,603
155,298	Truist Financial Corporation	7,100,225
		14,324,828
	Institutional Financial Services - 2.5%
21,090	Evercore Partners, Inc., Class A	7,114,079

	Specialty Finance - 5.9%
33,566	Capital One Financial Corporation	7,135,460
145,392	First American Financial Corporation	9,339,983
		16,475,443
	Total Financials	37,914,350

	Health Care - 8.4%
	Biotech & Pharma - 1.7%
224,412	WillScot Mobile Mini Holdings Corporation[1,2]	4,737,337

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	Health Care Facilities & Services - 2.4%
319,498	Concentra Group Holdings Parent, Inc.	$6,687,093

	Medical Equipment & Devices - 4.3%
124,790	Bio-Techne Corporation	6,942,068
41,936	Cooper Companies, Inc. (The)[1]	2,875,132
16,352	Masimo Corporation[1]	2,412,738
		12,229,938
	Total Health Care	23,654,368

	Industrials - 21.6%
	Aerospace & Defense - 5.9%
16,611	Teledyne Technologies, Inc.[1]	9,734,710
27,221	Woodward, Inc.	6,879,019
		16,613,729
	Electrical Equipment - 6.5%
39,639	AMETEK, Inc.	7,452,132
255,538	Vontier Corporation	10,724,930
		18,177,062
	Industrial Support Services - 1.9%
20,588	Applied Industrial Technologies, Inc.	5,374,497

	Machinery - 5.2%
58,059	Regal Rexnord Corporation	8,327,982
43,171	Xylem, Inc.	6,367,723
		14,695,705
	Transportation & Logistics - 2.1%
78,475	Canadian Pacific Kansas City Ltd.	5,845,603

	Total Industrials	60,706,596

	Materials - 13.0%
	Chemicals - 6.4%
31,427	Avery Dennison Corporation	5,096,517
60,299	Corteva, Inc.	4,078,021
97,500	HB Fuller Company	5,779,800

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	Chemicals - 6.4% (Continued)
31,800	Sensient Technologies Corporation	$2,984,430
		17,938,768
	Construction Materials - 6.6%
44,406	Advanced Drainage Systems, Inc.	6,159,112
74,225	CRH PLC	8,899,577
15,620	Eagle Materials, Inc.	3,640,085
		18,698,774
	Total Materials	36,637,542

	Real Estate - 10.0%
	REIT - 10.0%
62,883	Camden Property Trust	6,714,647
51,627	CBRE Group, Inc., Class A1	8,134,350
53,364	Sun Communities, Inc.	6,883,956
109,500	Terreno Realty Corporation	6,214,125
	Total Real Estate	27,947,078

	Technology - 16.2%
	Semiconductors - 2.3%
98,646	Microchip Technology, Inc.	6,335,046

	Software - 8.9%
480,737	ACV Auctions, Inc.[1]	4,764,104
479,878	CCC Intelligent Solutions Holdings, Inc.[1,2]	4,371,689
17,099	MongoDB, Inc.[1]	5,307,188
32,662	PTC, Inc.[1]	6,631,038
363,028	ZoomInfo Technologies, Inc., Class A1	3,960,635
		25,034,654
	Technology Hardware - 2.5%
48,756	Ciena Corporation[1]	7,102,287

	Technology Services - 2.5%
105,000	Fidelity National Information Services, Inc.	6,923,700

	Total Technology	45,395,687

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2025 (Unaudited)

Shares		Value
	Utilities - 5.3%
	Electric Utilities - 2.1%
78,690	Evergy, Inc.	$5,982,014

	Gas & Water Utilities - 3.2%
52,977	Atmos Energy Corporation	9,045,823

	Total Utilities	15,027,837

	TOTAL COMMON STOCK (Cost $225,388,511)	277,632,132

	SHORT-TERM INVESTMENTS — 1.2%
1,686,741	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.01%3.	1,686,741
1,686,741	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.98%[3]	1,686,741
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,373,482)	3,373,482

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 100.0% (Cost $228,761,993)	281,005,614

	SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 0.5%
1,438,081	Invesco Government & Agency Portfolio, 4.00%[3]	1,438,081

	TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $1,438,081)	1,438,081

	TOTAL INVESTMENTS - 100.5% (Cost $230,200,074)	$282,443,695	[4]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(1,484,459)
	NET ASSETS - 100.0%	$280,959,236

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of September 30, 2025.
[4]	At June 30, 2025, the market value of securities on loan for CRM Mid Cap Value Fund was $1,403,921. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 99.5%
	Consumer Discretionary - 8.2%
	Home Construction - 2.8%
8,666	Skyline Champion Corporation[1]	$661,822

	Retail - Discretionary - 5.4%
1,577	Burlington Stores, Inc.[1]	401,347
32,064	Victoria's Secret & Company[1]	870,217
		1,271,564
	Total Consumer Discretionary	1,933,386

	Energy - 3.1%
	Oil & Gas Producers - 3.1%
8,795	Matador Resources Company	395,159
9,026	Range Resources Corporation	339,739
	Total Energy	734,898

	Financials - 21.8%
	Asset Management - 3.3%
8,121	Charles Schwab Corporation (The)	775,312

	Banking - 7.4%
14,256	BankUnited, Inc.	544,009
6,588	Citigroup, Inc.	668,682
12,098	Truist Financial Corporation	553,121
		1,765,812
	Institutional Financial Services - 2.6%
8,530	Moelis & Company, Class A	608,360

	Specialty Finance - 8.5%
2,841	Capital One Financial Corporation	603,940
12,547	First American Financial Corporation	806,018
41,011	LendingClub Corporation[1]	622,957
		2,032,915
	Total Financials	5,182,399

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	Health Care - 8.4%
	Biotech & Pharma - 2.2%
24,587	WillScot Mobile Mini Holdings Corporation[1]	$519,032

	Health Care Facilities & Services - 3.0%
34,706	Concentra Group Holdings Parent, Inc.	726,397

	Medical Equipment & Devices - 3.2%
5,395	Cooper Companies, Inc. (The)[1]	369,881
2,608	Masimo Corporation[1]	384,810
		754,691
	Total Health Care	2,000,120

	Industrials - 11.2%
	Aerospace & Defense - 2.5%
2,322	Woodward, Inc.	586,793

	Electrical Equipment - 3.1%
17,353	Vontier Corporation	728,305

	Machinery - 3.7%
2,149	Regal Rexnord Corporation	308,253
3,908	Xylem, Inc.	576,429
		884,682
	Transportation & Logistics - 1.9%
6,040	Canadian Pacific Kansas City Ltd.	449,920

	Total Industrials	2,649,700

	Materials - 10.1%
	Chemicals - 4.8%
10,656	Ashland, Inc.	510,529
7,962	Rogers Corporation[1]	640,622
		1,151,151

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 99.5%
	Construction Materials - 5.3%
3,536	Advanced Drainage Systems, Inc.	$490,443
6,389	CRH PLC	766,042
		1,256,485
	Total Materials	2,407,636

	Real Estate - 7.6%
	REIT - 7.6%
2,348	Camden Property Trust	250,719
3,794	CBRE Group, Inc., Class A1	597,783
4,499	Sun Communities, Inc.	580,371
6,762	Terreno Realty Corporation	383,744
	Total Real Estate	1,812,617

	Technology - 27.5%
	Semiconductors - 5.5%
2,141	Broadcom, Inc.	706,337
9,405	Microchip Technology, Inc.	603,989
		1,310,326
	Software - 13.4%
59,836	ACV Auctions, Inc.[1]	592,975
59,958	CCC Intelligent Solutions Holdings, Inc.[1,2]	546,217
1,875	MongoDB, Inc.[1]	581,963
2,750	PTC, Inc.[1]	558,305
7,332	Unity Software, Inc.[1]	293,573
55,475	ZoomInfo Technologies, Inc., Class A1	605,232
		3,178,265
	Technology Hardware - 5.0%
4,210	Ciena Corporation[1]	613,271
8,661	Crane NXT Company[2]	580,893
		1,194,164

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 99.5%
	Technology Services - 3.6%
10,266	Global Payments, Inc.	$852,899

	Total Technology	6,535,654

	Utilities - 1.6%
	Electric Utilities - 1.6%
5,139	Evergy, Inc.	390,667

	TOTAL COMMON STOCK (Cost $20,062,063)	23,647,077

	SHORT-TERM INVESTMENTS — 4.8%
564,725	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.01%[3]	564,725
564,724	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.98%[3]	564,724
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,129,449)	1,129,449

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES – 104.3% (Cost $21,191,512)	24,776,526

	SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 4.3%
1,027,321	Invesco Government & Agency Portfolio, 4.00%[3]	1,027,321

	TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $1,027,321)	1,027,321

	TOTAL INVESTMENTS - 108.6% (Cost $22,218,833)	$25,803,847	[4]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.6)%	(2,044,232)
	NET ASSETS - 100.0%	$23,759,615

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate disclosed is the seven day effective yield as of September 30, 2025.
[4]	At June 30, 2025, the market value of securities on loan for CRM All Cap Value Fund was $1,015,805. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Shares		Value
	COMMON STOCK — 98.8%
	Communications - 1.2%
	Internet Media & Services - 1.2%
5,374	Meta Platforms, Inc., Class A	$3,946,558

	Consumer Discretionary - 19.4%
	Apparel & Textile Products - 2.1%
205,039	Steven Madden Ltd. [1]	6,864,705

	Automotive - 2.2%
521,648	Mobileye Global, Inc., Class A1	7,365,670

	Home Construction - 4.8%
28,188	M/I Homes, Inc.[1]	4,071,475
156,054	Skyline Champion Corporation[1]	11,917,844
		15,989,319
	Leisure Facilities & Services - 3.3%
177,155	BJ's Restaurants, Inc.[1]	5,408,542
35,746	Vail Resorts, Inc.	5,346,529
		10,755,071
	Retail - Discretionary – 7.0%
21,807	Burlington Stores, Inc.[1]	5,549,882
640,116	Victoria's Secret & Company[1]	17,372,748
		22,922,630
	Total Consumer Discretionary	63,897,395

	Consumer Staples - 0.9%
	Beverages - 0.9%
2,661,448	Becle SAB de CV	2,821,806

	Energy - 3.3%
	Oil & Gas Producers - 3.3%
69,211	Matador Resources Company	3,109,650
201,799	Range Resources Corporation	7,595,715
	Total Energy	10,705,365

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	Financials - 17.8%
	Asset Management - 1.9%
63,891	Charles Schwab Corporation (The)	$6,099,674

	Banking - 6.6%
364,055	BankUnited, Inc.	13,892,339
251,259	First Interstate Bancsystem, Inc., Class A	8,007,624
		21,899,963
	Institutional Financial Services - 3.8%
37,159	Evercore Partners, Inc., Class A	12,534,474

	Specialty Finance - 5.5%
185,837	First American Financial Corporation	11,938,169
405,647	LendingClub Corporation[1]	6,161,778
		18,099,947
	Total Financials	58,634,058

	Health Care - 9.9%
	Biotech & Pharma - 2.7%
424,260	WillScot Mobile Mini Holdings Corporation[1]	8,956,129

	Health Care Facilities & Services - 2.5%
390,977	Concentra Group Holdings Parent, Inc.	8,183,149

	Medical Equipment & Devices - 4.7%
69,728	BioLife Solutions, Inc.[1]	1,778,761
143,743	Bio-Techne Corporation	7,996,422
39,578	Masimo Corporation[1]	5,839,734
		15,614,917
	Total Health Care	32,754,195

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	Industrials – 20.9%
	Aerospace & Defense - 1.3%
7,355	Teledyne Technologies, Inc.[1]	$4,310,324

	Commercial Support Services – 1.9%
27,802	Clean Harbors, Inc.[1]	6,456,180

	Electrical Equipment - 7.6%
623,854	Hayward Holdings, Inc.[1]	9,432,671
57,360	Itron, Inc.[1]	7,144,762
200,450	Vontier Corporation	8,412,887
		24,990,320
	Machinery - 5.3%
73,547	Regal Rexnord Corporation	10,549,582
46,248	Xylem, Inc.	6,821,580
		17,371,162
	Transportation & Logistics - 4.8%
95,290	Canadian Pacific Kansas City Ltd.	7,098,152
255,873	Hub Group, Inc., Class A1	8,812,266
		15,910,418
	Total Industrials	69,038,404

	Materials - 1.0%
	Construction Materials - 1.0%
14,324	Eagle Materials, Inc.	3,338,065

	Real Estate - 1.9%
	REIT - 1.9%
48,175	Sun Communities, Inc.	6,214,575

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	Technology - 15.9%
	Software - 11.4%
562,222	ACV Auctions, Inc.[1]	$5,571,620
134,244	Gitlab Inc, Class A1	6,051,720
305,091	Jamf Holding Corporation[1]	3,264,474
20,341	MongoDB, Inc.[1]	6,313,440
170,400	Unity Software, Inc.[1]	6,822,816
869,460	ZoomInfo Technologies, Inc., Class A1	9,485,808
		37,509,878
	Technology Hardware - 4.5%
37,716	Ciena Corporation[1]	5,494,090
407,217	Knowles Corporation[1]	9,492,228
		14,986,318
	Total Technology	52,496,196

	Utilities - 6.6%
	Electric Utilities - 4.5%
81,084	Evergy, Inc.	6,164,006
114,592	NextEra Energy, Inc.	8,650,549
		14,814,555
	Gas & Water Utilities - 2.1%
41,034	Atmos Energy Corporation	7,006,556

	Total Utilities	21,821,111

	TOTAL COMMON STOCK (Cost $301,091,582)	325,667,728

	SHORT-TERM INVESTMENTS — 3.0%
4,960,045	Blackrock Liquidity Funds T-Fund, Institutional Shares, 4.01%[2]	4,960,045
4,960,045	Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.98%[2]	4,960,045
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,920,090)	9,920,090

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Contracts[3]		Expiration Date	Exercise Price	Notional Value	Value
	OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.0%[4]
4,346	Mobileye Global, Inc.	10/20/2025	$15	$6,136,552	$171,667
	TOTAL CALL OPTIONS PURCHASED (Cost - $306,868)

	PUT OPTIONS PURCHASED - 0.1%
441	SPDR S&P 500 ETF Trust	10/01/2025	648	29,378,538	662
565	SPDR S&P 500 ETF Trust	11/03/2025	650	37,639,170	284,195
	TOTAL PUT OPTIONS PURCHASED (Cost - $665,585)				284,857

	TOTAL OPTIONS PURCHASED (Cost - $972,453)				456,524

	TOTAL INVESTMENTS IN SECURITIES- 102.0% (Cost $311,984,125)				336,044,342

Shares
	COMMON STOCKS SOLD SHORT — (11.9)%
	Consumer Discretionary - (8.3)%
	Apparel & Textile Products - (1.5)%
(21,443)	Deckers Outdoor Corporation	(2,173,677)
(184,724)	VF Corporation	(2,665,567)
		(4,839,244)

	Leisure Facilities & Services - (1.7)%
(5,995)	Hilton Worldwide Holdings, Inc.	(1,555,343)
(49,449)	Starbucks Corporation	(4,183,385)
		(5,738,728)
	Retail - Discretionary - (5.1)%
(34,718)	Abercrombie & Fitch Company, Class A	(2,970,125)
(25,578)	Lowe's Companies, Inc.	(6,428,007)
(13,214)	Lululemon Athletica, Inc.	(2,351,167)
(60,476)	Tractor Supply Company	(3,439,270)
(23,006)	Urban Outfitters, Inc.	(1,643,319)
		(16,831,888)
	Total Consumer Discretionary	(27,409,860)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Shares		Value
	Consumer Staples - (1.0)%
	Retail - Consumer Staples - (1.0)%
(46,411)	Kroger Company (The)	$(3,128,566)

	Financials - (0.5)%
	Insurance - (0.5)%
(7,002)	RenaissanceRe Holdings Ltd.	(1,778,018)

	Health Care - (0.2)%
	Medical Equipment & Devices - (0.2)%
(7,887)	Illumina, Inc.	(749,028)

	Industrials - (1.2)%
	Industrial Intermediate Products - (0.3)%
(2,484)	Valmont Industries, Inc.	(963,121)

	Machinery - (0.9)%
(18,264)	Franklin Electric Company, Inc.	(1,738,733)
(44,007)	Gates Industrial Corporation PLC	(1,092,254)
		(2,830,987)
	Total Industrials	(3,794,108)

	Technology - (0.7)%
	Semiconductors - (0.7)%
(14,573)	Advanced Micro Devices, Inc.	(2,357,766)

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $39,608,428)	(39,217,346)

	OTHER ASSETS IN EXCESS OF LIABILITIES – 9.9%	32,791,868
	NET ASSETS - 100.0%	$329,618,864

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of September 30, 2025.
[3]	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
[4]	Percentage rounds to less than 0.1%.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

OTC Total return swap agreements outstanding at September 30, 2025:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	4.74% (Fed Funds Rate - 0.65%)	3/2/2026	$(4,846,687)	Broadcom, Inc.	$347,380	$-	$347,380
Morgan Stanley	4.74% (Fed Funds Rate - 0.65%)	3/2/2026	(9,894,040)	Capital One Financial Corporation	(681,673)	-	(681,673)
Morgan Stanley	4.74% (Fed Funds Rate - 0.65%)	3/2/2026	(1,845,769)	Tower Semiconductor	22,463	-	22,463
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,759,536)	Morgan Stanley Custom Swap (MSCM1369) Index(3)	(68,358)	-	(68,358)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,781,512)	Morgan Stanley Custom Swap (MSCM1370) Index(3)	(62,580)	-	(62,580)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,761,366)	Morgan Stanley Custom Swap (MSCM1371)Index(3)	(30,790)	-	(30,790)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,763,265)	Morgan Stanley Custom Swap (MSCM1372) Index(3)	(26,508)	-	(26,508)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,760,580)	Morgan Stanley Custom Swap (MSCM1373) Index(3)	(30,622)	-	(30,622)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(5,004,681)	Morgan Stanley Custom Swap (MSCM1374) Index(3)	(35,700)	-	(35,700)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(5,011,735)	Morgan Stanley Custom Swap (MSCM1375) Index(3)	(37,142)	-	(37,142)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,982,554)	Morgan Stanley Custom Swap (MSCM1376) Index(3)	3,152	-	3,152
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,979,281)	Morgan Stanley Custom Swap (MSCM1377) Index(3)	(19,879)	-	(19,879)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(5,011,692)	Morgan Stanley Custom Swap (MSCM1378) Index(3)	(27,456)	-	(27,456)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,994,008)	Morgan Stanley Custom Swap (MSCM1379) Index(3)	(33,974)	-	(33,974)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,977,735)	Morgan Stanley Custom Swap (MSCM1380) Index(3)	(42,912)	-	(42,912)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(5,035,096)	Morgan Stanley Custom Swap (MSCM1381) Index(3)	(112,478)	-	(112,478)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,935,270)	Morgan Stanley Custom Swap (MSCM1382) Index(3)	(191,221)	-	(191,221)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,913,725)	Morgan Stanley Custom Swap (MSCM1383) Index(3)	(123,208)	-	(123,208)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,952,869)	Morgan Stanley Custom Swap (MSCM1384) Index(3)	(15,352)	-	(15,352)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,906,946)	Morgan Stanley Custom Swap (MSCM1385) Index(3)	(61,664)	-	(61,664)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,938,469)	Morgan Stanley Custom Swap (MSCM1386) Index(3)	(74,581)	-	(74,581)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,983,977)	Morgan Stanley Custom Swap (MSCM1387) Index(3)	(33,694)	-	(33,694)
Morgan Stanley	3.64% (Fed Funds Rate - 0.45%)	7/28/2026	(4,952,118)	Morgan Stanley Custom Swap (MSCM1388) Index(3)	(36,435)	-	(36,435)
Total Unrealized Appreciation							$372,995
Total Unrealized (Depreciation)							$(1,746,227)
Total					$(1,373,232)	$-	$(1,373,232)

(1)	Paid monthly.
(2)	Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.
(3)	See the tables below for the swap constituents.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1369) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	1,272	$106,916	2.21%
McKesson Corporation	119	91,767	1.90%
Coinbase Global, Inc., Class A	271	91,338	1.89%
Apple, Inc.	358	91,064	1.89%
Tapestry, Inc.	799	90,491	1.87%
NVIDIA Corporation	481	89,756	1.86%
Teva Pharmaceutical Industries Ltd. - ADR	4,382	88,508	1.83%
Jabil, Inc.	407	88,290	1.83%
CyberArk Software Ltd.	181	87,590	1.81%
W. R. Berkley Corporation	1,141	87,451	1.81%
Allstate Corporation (The)	404	86,725	1.80%
Realty Income Corporation	1,423	86,495	1.79%
Cardinal Health, Inc.	549	86,226	1.79%
HCA Healthcare, Inc.	202	86,213	1.79%
General Motors Company	1,404	85,580	1.77%
Johnson & Johnson	461	85,551	1.77%
Canadian Imperial Bank of Commerce	1,063	84,963	1.76%
Brookfield Corporation	1,239	84,955	1.76%
Prologis, Inc.	738	84,532	1.75%
NetApp, Inc.	712	84,356	1.75%
Restaurant Brands International, Inc.	1,314	84,311	1.75%
Agilent Technologies, Inc.	656	84,215	1.74%
Steris Corporation	339	83,995	1.74%
General Mills, Inc.	1,666	83,987	1.74%
Sysco Corporation	1,020	83,981	1.74%
Ford Motor Company	7,010	83,838	1.74%
Pfizer, Inc.	3,289	83,800	1.74%
Williams-Sonoma, Inc.	428	83,649	1.73%
CVS Health Corporation	1,109	83,597	1.73%
Blackstone, Inc.	485	82,785	1.71%
ON Semiconductor Corporation	1,679	82,776	1.71%
Hershey Company (The)	442	82,717	1.71%
Progressive Corporation	334	82,519	1.71%
Extra Space Storage, Inc.	583	82,202	1.70%
Home Depot, Inc. (The)	202	81,929	1.70%
Advanced Micro Devices, Inc.	506	81,887	1.70%
Ecolab, Inc.	299	81,877	1.70%
Costco Wholesale Corporation	88	81,001	1.68%
Amgen, Inc.	286	80,804	1.67%
Kroger Company (The)	1,197	80,683	1.67%
CDW Corporation	506	80,641	1.67%
Carlyle Group, Inc.	1,275	79,949	1.66%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Anheuser-Busch InBev S.A. - ADR	1,339	$79,799	1.65%
Lowe's Companies, Inc.	318	79,796	1.65%
AT&T, Inc.	2,825	79,782	1.65%
Target Corporation	889	79,720	1.65%
McDonald's Corporation	260	79,067	1.64%
Mettler-Toledo International, Inc.	64	79,040	1.64%
Sherwin-Williams Company (The)	228	78,818	1.63%
Moody's Corporation	165	78,526	1.63%
Motorola Solutions, Inc.	172	78,432	1.62%
Hilton Worldwide Holdings, Inc.	298	77,223	1.60%
Church & Dwight Company, Inc.	881	77,204	1.60%
Dollar General Corporation	744	76,867	1.59%
Cognizant Technology Solutions Corporation	1,145	76,764	1.59%
Darden Restaurants, Inc.	395	75,166	1.56%
Constellation Brands, Inc.	543	73,144	1.52%
Lululemon Athletica, Inc.	410	73,013	1.51%
		$4,828,271	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1370) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	1,390	$116,892	2.41%
McKesson Corporation	125	96,882	2.00%
Coinbase Global, Inc., Class A	287	96,718	2.00%
NVIDIA Corporation	508	94,740	1.95%
Tapestry, Inc.	830	93,929	1.94%
Teva Pharmaceutical Industries Ltd. - ADR	4,618	93,287	1.92%
Jabil, Inc.	426	92,593	1.91%
Apple, Inc.	363	92,507	1.91%
CyberArk Software Ltd.	190	91,885	1.90%
W. R. Berkley Corporation	1,199	91,838	1.90%
General Motors Company	1,500	91,467	1.89%
Brookfield Corporation	1,326	90,932	1.88%
Allstate Corporation (The)	424	90,905	1.88%
Realty Income Corporation	1,495	90,882	1.88%
HCA Healthcare, Inc.	213	90,588	1.87%
Cardinal Health, Inc.	575	90,319	1.86%
Johnson & Johnson	487	90,248	1.86%
Prologis, Inc.	781	89,424	1.85%
Ford Motor Company	7,456	89,171	1.84%
CVS Health Corporation	1,182	89,082	1.84%
Pfizer, Inc.	3,495	89,048	1.84%
Restaurant Brands International, Inc.	1,388	89,038	1.84%
Agilent Technologies, Inc.	692	88,802	1.83%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Blackstone, Inc.	518	$88,454	1.83%
Steris Corporation	357	88,416	1.82%
Canadian Imperial Bank of Commerce	1,104	88,238	1.82%
Williams-Sonoma, Inc.	451	88,134	1.82%
NetApp, Inc.	744	88,117	1.82%
Sysco Corporation	1,069	88,026	1.82%
General Mills, Inc.	1,741	87,803	1.81%
Hershey Company (The)	469	87,743	1.81%
Ecolab, Inc.	317	86,836	1.79%
Progressive Corporation	351	86,717	1.79%
Advanced Micro Devices, Inc.	534	86,455	1.78%
Amgen, Inc.	305	86,133	1.78%
Home Depot, Inc. (The)	212	86,101	1.78%
Carlyle Group, Inc.	1,367	85,707	1.77%
Kroger Company (The)	1,270	85,633	1.77%
Extra Space Storage, Inc.	605	85,269	1.76%
CDW Corporation	530	84,467	1.74%
Costco Wholesale Corporation	91	84,434	1.74%
AT&T, Inc.	2,983	84,250	1.74%
Target Corporation	938	84,150	1.74%
Mettler-Toledo International, Inc.	68	83,837	1.73%
Motorola Solutions, Inc.	183	83,554	1.72%
Lowe's Companies, Inc.	332	83,522	1.72%
McDonald's Corporation	274	83,214	1.72%
Moody's Corporation	175	83,153	1.72%
Sherwin-Williams Company (The)	239	82,634	1.71%
Hilton Worldwide Holdings, Inc.	315	81,734	1.69%
Dollar General Corporation	790	81,629	1.68%
Church & Dwight Company, Inc.	929	81,389	1.68%
Cognizant Technology Solutions Corporation	1,206	80,906	1.67%
Darden Restaurants, Inc.	416	79,186	1.63%
Lululemon Athletica, Inc.	436	77,647	1.60%
		$4,844,665	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1371) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	1,047	$88,021	1.84%
Caterpillar, Inc.	160	76,205	1.59%
McKesson Corporation	97	74,983	1.56%
Coinbase Global, Inc., Class A	219	73,826	1.54%
Teva Pharmaceutical Industries Ltd. - ADR	3,632	73,359	1.53%
NVIDIA Corporation	391	72,946	1.52%
Eaton Corporation PLC	193	72,129	1.51%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Tapestry, Inc.	634	$71,806	1.50%
Apple, Inc.	280	71,269	1.49%
General Dynamics Corporation	208	70,976	1.48%
CyberArk Software Ltd.	147	70,783	1.48%
Cummins, Inc.	167	70,702	1.48%
Cardinal Health, Inc.	449	70,537	1.47%
W. R. Berkley Corporation	920	70,518	1.47%
General Motors Company	1,154	70,367	1.47%
Jabil, Inc.	323	70,082	1.46%
Realty Income Corporation	1,152	70,003	1.46%
Pfizer, Inc.	2,735	69,683	1.45%
Johnson & Johnson	375	69,613	1.45%
HCA Healthcare, Inc.	163	69,495	1.45%
Westinghouse Air Brake Technologies Corporation	346	69,430	1.45%
Restaurant Brands International, Inc.	1,081	69,317	1.45%
Allstate Corporation (The)	1,008	69,149	1.44%
Brookfield Corporation	322	69,149	1.44%
Ford Motor Company	5,746	68,722	1.43%
CVS Health Corporation	911	68,661	1.43%
Rockwell Automation, Inc.	196	68,618	1.43%
Prologis, Inc.	596	68,251	1.42%
Steris Corporation	276	68,229	1.42%
Canadian Imperial Bank of Commerce	848	67,749	1.41%
Amgen, Inc.	240	67,616	1.41%
Blackstone, Inc.	395	67,488	1.41%
PACCAR, Inc.	683	67,188	1.40%
Advanced Micro Devices, Inc.	415	67,113	1.40%
Agilent Technologies, Inc.	522	67,045	1.40%
Sysco Corporation	813	66,974	1.40%
NetApp, Inc.	565	66,904	1.40%
Ecolab, Inc.	244	66,849	1.39%
Kroger Company (The)	989	66,687	1.39%
Cintas Corporation	324	66,600	1.39%
Progressive Corporation	270	66,557	1.39%
United Parcel Service, Class B	794	66,358	1.38%
Emerson Electric Company	504	66,145	1.38%
Hubbell, Inc.	154	66,061	1.38%
Home Depot, Inc. (The)	163	66,053	1.38%
Extra Space Storage, Inc.	467	65,760	1.37%
Ralph Lauren Corporation	209	65,608	1.37%
Fastenal Company	1,335	65,471	1.37%
Automatic Data Processing, Inc.	223	65,399	1.36%
Costco Wholesale Corporation	70	64,987	1.36%
Target Corporation	724	64,934	1.35%
Carlyle Group, Inc.	1,034	64,808	1.35%
Williams-Sonoma, Inc.	331	64,645	1.35%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
International Paper Company (The)	1,389	$64,459	1.35%
McDonald's Corporation	212	64,339	1.34%
CDW Corporation	404	64,299	1.34%
Motorola Solutions, Inc.	140	64,122	1.34%
AT&T, Inc.	2,269	64,072	1.34%
Moody's Corporation	134	63,986	1.34%
Mettler-Toledo International, Inc.	52	63,976	1.34%
Dollar General Corporation	619	63,963	1.33%
Lowe's Companies, Inc.	254	63,749	1.33%
Sherwin-Williams Company (The)	183	63,531	1.33%
Carrier Global Corporation	1,056	63,057	1.32%
Cognizant Technology Solutions Corporation	939	62,999	1.31%
Boeing Company (The)	291	62,773	1.31%
Hilton Worldwide Holdings, Inc.	241	62,619	1.31%
W. W. Grainger, Inc.	65	62,212	1.30%
Church & Dwight Company, Inc.	705	61,757	1.29%
Darden Restaurants, Inc.	319	60,781	1.27%
Lululemon Athletica, Inc.	326	57,942	1.21%
		$4,792,464	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1372) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	977	$82,149	1.72%
Coinbase Global, Inc., Class A	207	69,833	1.46%
Caterpillar, Inc.	146	69,792	1.46%
McKesson Corporation	90	69,548	1.45%
NVIDIA Corporation	371	69,130	1.44%
Tapestry, Inc.	594	67,253	1.40%
Eaton Corporation PLC	177	66,355	1.39%
Advanced Micro Devices, Inc.	409	66,244	1.38%
Teva Pharmaceutical Industries Ltd. - ADR	3,266	65,965	1.38%
Allstate Corporation (The)	307	65,912	1.38%
W. R. Berkley Corporation	860	65,891	1.38%
Apple, Inc.	258	65,740	1.37%
Lululemon Athletica, Inc.	369	65,619	1.37%
Cummins, Inc.	155	65,368	1.36%
General Dynamics Corporation	192	65,360	1.36%
Cardinal Health, Inc.	414	64,945	1.36%
General Motors Company	1,062	64,751	1.35%
CyberArk Software Ltd.	134	64,608	1.35%
Johnson & Johnson	347	64,307	1.34%
Westinghouse Air Brake Technologies Corporation	320	64,218	1.34%
Jabil, Inc.	295	63,965	1.34%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Brookfield Corporation	930	$63,809	1.33%
Rockwell Automation, Inc.	182	63,663	1.33%
Realty Income Corporation	1,044	63,449	1.32%
Pfizer, Inc.	2,487	63,375	1.32%
Fastenal Company	1,290	63,237	1.32%
CVS Health Corporation	839	63,233	1.32%
Canadian Imperial Bank of Commerce	790	63,124	1.32%
Ford Motor Company	5,271	63,043	1.32%
Restaurant Brands International, Inc.	981	62,903	1.31%
HCA Healthcare, Inc.	147	62,682	1.31%
Progressive Corporation	254	62,667	1.31%
Steris Corporation	252	62,423	1.30%
Hershey Company (The)	334	62,407	1.30%
Prologis, Inc.	545	62,357	1.30%
Blackstone, Inc.	364	62,196	1.30%
ON Semiconductor Corporation	1,260	62,141	1.30%
Cintas Corporation	303	62,113	1.30%
Ecolab, Inc.	226	61,951	1.29%
Sysco Corporation	751	61,801	1.29%
NetApp, Inc.	521	61,732	1.29%
Agilent Technologies, Inc.	481	61,691	1.29%
General Mills, Inc.	1,223	61,687	1.29%
Kroger Company (The)	913	61,573	1.29%
Amgen, Inc.	218	61,569	1.29%
PACCAR, Inc.	625	61,427	1.28%
Automatic Data Processing, Inc.	209	61,367	1.28%
Anheuser-Busch InBev S.A. - ADR	1,027	61,246	1.28%
Emerson Electric Company	467	61,243	1.28%
Hubbell, Inc.	142	61,070	1.28%
Carlyle Group, Inc.	971	60,864	1.27%
United Parcel Service, Class B	728	60,784	1.27%
Home Depot, Inc. (The)	148	59,851	1.25%
McDonald's Corporation	197	59,818	1.25%
Williams-Sonoma, Inc.	306	59,752	1.25%
Target Corporation	664	59,578	1.24%
Costco Wholesale Corporation	64	59,452	1.24%
W. W. Grainger, Inc.	62	59,360	1.24%
Extra Space Storage, Inc.	420	59,219	1.24%
Moody's Corporation	124	59,087	1.23%
Motorola Solutions, Inc.	129	59,081	1.23%
AT&T, Inc.	2,091	59,060	1.23%
International Paper Company (The)	1,271	58,973	1.23%
Hilton Worldwide Holdings, Inc.	227	58,961	1.23%
Dollar General Corporation	566	58,525	1.22%
Mettler-Toledo International, Inc.	47	58,182	1.21%
Boeing Company (The)	270	58,169	1.21%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
CDW Corporation	365	$58,073	1.21%
Cognizant Technology Solutions Corporation	862	57,790	1.21%
Lowe's Companies, Inc.	229	57,606	1.20%
Sherwin-Williams Company (The)	166	57,535	1.20%
Lennox International, Inc.	107	56,671	1.18%
Church & Dwight Company, Inc.	646	56,606	1.18%
Carrier Global Corporation	945	56,395	1.18%
Constellation Brands, Inc.	417	56,146	1.17%
Darden Restaurants, Inc.	294	56,058	1.17%
Guidewire Software, Inc.	237	54,560	1.14%
		$4,790,288	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1373) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	1,203	$101,160	2.11%
Coinbase Global, Inc., Class A	263	88,691	1.85%
NVIDIA Corporation	472	88,037	1.84%
McKesson Corporation	114	88,026	1.84%
Tapestry, Inc.	758	85,781	1.79%
CVS Health Corporation	1,130	85,215	1.78%
Allstate Corporation (The)	396	85,102	1.78%
Apple, Inc.	334	85,009	1.77%
Advanced Micro Devices, Inc.	525	84,861	1.77%
Lululemon Athletica, Inc.	472	84,061	1.75%
W. R. Berkley Corporation	1,097	84,034	1.75%
General Motors Company	1,365	83,196	1.74%
Teva Pharmaceutical Industries Ltd. - ADR	4,115	83,120	1.73%
Cardinal Health, Inc.	528	82,947	1.73%
Johnson & Johnson	446	82,667	1.73%
Jabil, Inc.	380	82,454	1.72%
Pfizer, Inc.	3,235	82,425	1.72%
Restaurant Brands International, Inc.	1,281	82,131	1.71%
CyberArk Software Ltd.	169	81,848	1.71%
Brookfield Corporation	1,192	81,753	1.71%
Realty Income Corporation	1,344	81,688	1.71%
Ford Motor Company	6,794	81,251	1.70%
Canadian Imperial Bank of Commerce	1,017	81,226	1.70%
HCA Healthcare, Inc.	190	80,955	1.69%
Sysco Corporation	974	80,186	1.67%
ON Semiconductor Corporation	1,625	80,115	1.67%
Prologis, Inc.	699	80,088	1.67%
Amgen, Inc.	283	79,986	1.67%
General Mills, Inc.	1,585	79,892	1.67%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Progressive Corporation	323	$79,743	1.66%
Anheuser-Busch InBev S.A. - ADR	1,336	79,657	1.66%
Agilent Technologies, Inc.	620	79,553	1.66%
Hershey Company (The)	423	79,213	1.65%
Steris Corporation	320	79,135	1.65%
Ecolab, Inc.	288	78,987	1.65%
Estee Lauder Companies, Inc. (The)	894	78,764	1.64%
Kroger Company (The)	1,168	78,728	1.64%
Blackstone, Inc.	458	78,294	1.63%
Target Corporation	868	77,854	1.62%
NetApp, Inc.	655	77,641	1.62%
Carlyle Group, Inc.	1,238	77,622	1.62%
AT&T, Inc.	2,748	77,603	1.62%
McDonald's Corporation	254	77,155	1.61%
Home Depot, Inc. (The)	189	76,627	1.60%
Williams-Sonoma, Inc.	391	76,365	1.59%
Extra Space Storage, Inc.	540	76,132	1.59%
Motorola Solutions, Inc.	166	75,917	1.58%
Costco Wholesale Corporation	82	75,640	1.58%
Dollar General Corporation	730	75,494	1.58%
CDW Corporation	473	75,362	1.57%
Cognizant Technology Solutions Corporation	1,116	74,821	1.56%
Moody's Corporation	156	74,543	1.56%
Hilton Worldwide Holdings, Inc.	286	74,168	1.55%
Mettler-Toledo International, Inc.	60	74,159	1.55%
Church & Dwight Company, Inc.	840	73,581	1.54%
Sherwin-Williams Company (The)	212	73,285	1.53%
Constellation Brands, Inc.	544	73,204	1.53%
Lowe's Companies, Inc.	291	73,102	1.53%
Darden Restaurants, Inc.	377	71,720	1.50%
Guidewire Software, Inc.	303	69,706	1.45%
		$4,791,680	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1374) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	971	$81,648	1.62%
Caterpillar, Inc.	155	74,084	1.47%
McKesson Corporation	92	71,078	1.41%
NVIDIA Corporation	380	70,928	1.41%
Apple, Inc.	277	70,532	1.40%
Tapestry, Inc.	617	69,876	1.39%
Eaton Corporation PLC	186	69,765	1.38%
Allstate Corporation (The)	324	69,627	1.38%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Cummins, Inc.	164	$69,451	1.38%
General Dynamics Corporation	202	68,888	1.37%
W. R. Berkley Corporation	898	68,812	1.37%
Coinbase Global, Inc., Class A	204	68,724	1.36%
Westinghouse Air Brake Technologies Corporation	342	68,470	1.36%
General Motors Company	1,119	68,227	1.35%
CVS Health Corporation	905	68,207	1.35%
Johnson & Johnson	367	68,018	1.35%
Casey's General	120	67,795	1.34%
Ford Motor Company	5,650	67,570	1.34%
Cardinal Health, Inc.	430	67,503	1.34%
Advanced Micro Devices, Inc.	417	67,401	1.34%
Jabil, Inc.	310	67,381	1.34%
Restaurant Brands International, Inc.	1,049	67,307	1.34%
Brookfield Corporation	981	67,258	1.33%
Pfizer, Inc.	2,627	66,937	1.33%
HCA Healthcare, Inc.	157	66,924	1.33%
CyberArk Software Ltd.	138	66,803	1.33%
Teva Pharmaceutical Industries Ltd. - ADR	3,298	66,629	1.32%
Fastenal Company	1,355	66,459	1.32%
Canadian Imperial Bank of Commerce	831	66,419	1.32%
Prologis, Inc.	580	66,393	1.32%
Realty Income Corporation	1,091	66,333	1.32%
Rockwell Automation, Inc.	189	66,160	1.31%
Sysco Corporation	803	66,111	1.31%
Agilent Technologies, Inc.	514	65,994	1.31%
Cintas Corporation	321	65,939	1.31%
Progressive Corporation	267	65,899	1.31%
ON Semiconductor Corporation	1,335	65,836	1.31%
Ecolab, Inc.	240	65,682	1.30%
PACCAR, Inc.	666	65,440	1.30%
Amgen, Inc.	232	65,431	1.30%
Anheuser-Busch InBev S.A. - ADR	1,094	65,243	1.29%
General Mills, Inc.	1,289	65,005	1.29%
Kroger Company (The)	960	64,703	1.28%
Hershey Company (The)	346	64,693	1.28%
Steris Corporation	261	64,666	1.28%
Estee Lauder Companies, Inc. (The)	732	64,490	1.28%
Emerson Electric Company	492	64,487	1.28%
International Paper Company (The)	1,385	64,250	1.27%
United Parcel Service, Class B	769	64,245	1.27%
Dollar General Corporation	621	64,169	1.27%
Automatic Data Processing, Inc.	218	64,097	1.27%
Target Corporation	714	64,050	1.27%
Blackstone, Inc.	375	64,045	1.27%
Carlyle Group, Inc.	1,020	63,966	1.27%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Hubbell, Inc.	148	$63,885	1.27%
Home Depot, Inc. (The)	156	63,328	1.26%
Extra Space Storage, Inc.	448	63,149	1.25%
McDonald's Corporation	208	63,122	1.25%
Williams-Sonoma, Inc.	320	62,611	1.24%
NetApp, Inc.	527	62,457	1.24%
AT&T, Inc.	2,206	62,311	1.24%
Sherwin-Williams Company (The)	180	62,198	1.23%
W. W. Grainger, Inc.	65	62,181	1.23%
Motorola Solutions, Inc.	136	62,111	1.23%
Mettler-Toledo International, Inc.	51	62,000	1.23%
Cognizant Technology Solutions Corporation	917	61,512	1.22%
Costco Wholesale Corporation	66	61,360	1.22%
Hilton Worldwide Holdings, Inc.	236	61,248	1.21%
CDW Corporation	384	61,199	1.21%
Carrier Global Corporation	1,023	61,058	1.21%
Boeing Company (The)	283	61,042	1.21%
Moody's Corporation	128	60,891	1.21%
Lowe's Companies, Inc.	241	60,639	1.20%
Church & Dwight Company, Inc.	684	59,935	1.19%
Constellation Brands, Inc.	445	59,885	1.19%
Darden Restaurants, Inc.	306	58,329	1.16%
Guidewire Software, Inc.	254	58,295	1.16%
		$5,040,794	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1375) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	993	$83,500	1.65%
Caterpillar, Inc.	158	75,193	1.49%
Apple, Inc.	294	74,827	1.48%
McKesson Corporation	94	72,901	1.44%
HCA Healthcare, Inc.	169	72,026	1.43%
Tapestry, Inc.	633	71,658	1.42%
Allstate Corporation (The)	333	71,516	1.42%
Coinbase Global, Inc., Class A	211	71,327	1.41%
General Motors Company	1,162	70,864	1.40%
W. R. Berkley Corporation	924	70,774	1.40%
Westinghouse Air Brake Technologies Corporation	352	70,470	1.40%
General Dynamics Corporation	206	70,348	1.39%
Johnson & Johnson	379	70,296	1.39%
NVIDIA Corporation	376	70,122	1.39%
Cardinal Health, Inc.	446	70,069	1.39%
Casey's General	124	69,965	1.39%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Ford Motor Company	5,836	$69,797	1.38%
Cummins, Inc.	164	69,457	1.38%
Pfizer, Inc.	2,712	69,114	1.37%
Restaurant Brands International, Inc.	1,076	69,035	1.37%
Agilent Technologies, Inc.	537	68,917	1.37%
Eaton Corporation PLC	184	68,853	1.36%
Teva Pharmaceutical Industries Ltd. - ADR	3,405	68,791	1.36%
Prologis, Inc.	601	68,771	1.36%
CyberArk Software Ltd.	142	68,678	1.36%
Rockwell Automation, Inc.	196	68,637	1.36%
Sysco Corporation	831	68,432	1.36%
Brookfield Corporation	994	68,166	1.35%
Realty Income Corporation	1,121	68,148	1.35%
Fastenal Company	1,389	68,132	1.35%
CVS Health Corporation	901	67,925	1.35%
Cintas Corporation	331	67,923	1.35%
Ecolab, Inc.	248	67,827	1.34%
Steris Corporation	273	67,632	1.34%
Advanced Micro Devices, Inc.	418	67,585	1.34%
Canadian Imperial Bank of Commerce	845	67,533	1.34%
Amgen, Inc.	239	67,528	1.34%
Anheuser-Busch InBev S.A. - ADR	1,130	67,369	1.33%
General Mills, Inc.	1,333	67,192	1.33%
Hershey Company (The)	359	67,166	1.33%
Jabil, Inc.	309	67,093	1.33%
Kroger Company (The)	994	67,023	1.33%
Automatic Data Processing, Inc.	228	66,898	1.33%
Progressive Corporation	270	66,791	1.32%
International Paper Company (The)	1,434	66,545	1.32%
PACCAR, Inc.	676	66,416	1.32%
United Parcel Service, Class B	795	66,391	1.31%
McDonald's Corporation	218	66,199	1.31%
Target Corporation	734	65,852	1.30%
Emerson Electric Company	499	65,404	1.30%
Home Depot, Inc. (The)	161	65,349	1.29%
Mettler-Toledo International, Inc.	53	65,302	1.29%
Hubbell, Inc.	151	64,834	1.28%
Extra Space Storage, Inc.	460	64,779	1.28%
Dollar General Corporation	626	64,692	1.28%
Cognizant Technology Solutions Corporation	964	64,631	1.28%
Sherwin-Williams Company (The)	186	64,559	1.28%
Costco Wholesale Corporation	70	64,509	1.28%
AT&T, Inc.	2,282	64,454	1.28%
Williams-Sonoma, Inc.	329	64,271	1.27%
NetApp, Inc.	540	63,910	1.27%
W. W. Grainger, Inc.	67	63,890	1.27%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Blackstone, Inc.	374	$63,886	1.27%
Carlyle Group, Inc.	1,016	63,689	1.26%
Carrier Global Corporation	1,066	63,660	1.26%
Hilton Worldwide Holdings, Inc.	244	63,312	1.25%
Motorola Solutions, Inc.	138	63,268	1.25%
Boeing Company (The)	293	63,221	1.25%
Lowe's Companies, Inc.	250	62,835	1.24%
Constellation Brands, Inc.	466	62,807	1.24%
Church & Dwight Company, Inc.	717	62,797	1.24%
Moody's Corporation	132	62,747	1.24%
CDW Corporation	390	62,161	1.23%
Guidewire Software, Inc.	263	60,540	1.20%
Darden Restaurants, Inc.	315	59,995	1.19%
		$5,049,174	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1376) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	988	$83,033	1.67%
Apple, Inc.	286	72,802	1.46%
Caterpillar, Inc.	152	72,747	1.46%
McKesson Corporation	91	70,587	1.42%
Allstate Corporation (The)	325	69,725	1.40%
Tapestry, Inc.	615	69,676	1.40%
HCA Healthcare, Inc.	163	69,580	1.40%
NVIDIA Corporation	371	69,262	1.39%
Westinghouse Air Brake Technologies Corporation	342	68,605	1.38%
Coinbase Global, Inc., Class A	203	68,517	1.38%
Eaton Corporation PLC	183	68,357	1.37%
Advanced Micro Devices, Inc.	422	68,354	1.37%
Johnson & Johnson	368	68,318	1.37%
General Motors Company	1,120	68,300	1.37%
W. R. Berkley Corporation	891	68,300	1.37%
Fastenal Company	1,390	68,145	1.37%
General Dynamics Corporation	200	68,039	1.37%
Cardinal Health, Inc.	431	67,705	1.36%
Cummins, Inc.	160	67,583	1.36%
CyberArk Software Ltd.	140	67,438	1.35%
Pfizer, Inc.	2,646	67,409	1.35%
Casey's General	119	67,113	1.35%
Ford Motor Company	5,593	66,887	1.34%
Sysco Corporation	812	66,823	1.34%
Teva Pharmaceutical Industries Ltd. - ADR	3,307	66,793	1.34%
Jabil, Inc.	307	66,655	1.34%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Agilent Technologies, Inc.	519	$66,609	1.34%
Realty Income Corporation	1,093	66,457	1.33%
Restaurant Brands International, Inc.	1,036	66,452	1.33%
Anheuser-Busch InBev S.A. - ADR	1,115	66,437	1.33%
CVS Health Corporation	881	66,403	1.33%
Hershey Company (The)	354	66,300	1.33%
Canadian Imperial Bank of Commerce	827	66,050	1.33%
Cintas Corporation	322	66,013	1.33%
Kroger Company (The)	978	65,945	1.32%
Amgen, Inc.	233	65,645	1.32%
Prologis, Inc.	573	65,597	1.32%
International Paper Company (The)	1,413	65,585	1.32%
Rockwell Automation, Inc.	188	65,579	1.32%
Ecolab, Inc.	239	65,524	1.32%
General Mills, Inc.	1,300	65,522	1.32%
Brookfield Corporation	955	65,501	1.32%
Progressive Corporation	264	65,279	1.31%
United Parcel Service, Class B	777	64,898	1.30%
McDonald's Corporation	213	64,800	1.30%
Automatic Data Processing, Inc.	221	64,769	1.30%
Boeing Company (The)	299	64,525	1.30%
Dollar General Corporation	624	64,495	1.29%
Steris Corporation	261	64,468	1.29%
Target Corporation	719	64,461	1.29%
PACCAR, Inc.	646	63,545	1.28%
CDW Corporation	397	63,209	1.27%
Williams-Sonoma, Inc.	323	63,161	1.27%
Costco Wholesale Corporation	68	63,130	1.27%
Carrier Global Corporation	1,056	63,024	1.27%
AT&T, Inc.	2,230	62,981	1.26%
Mettler-Toledo International, Inc.	51	62,943	1.26%
Home Depot, Inc. (The)	155	62,937	1.26%
Hubbell, Inc.	146	62,761	1.26%
Emerson Electric Company	478	62,759	1.26%
Cognizant Technology Solutions Corporation	932	62,524	1.26%
Extra Space Storage, Inc.	443	62,500	1.25%
NetApp, Inc.	526	62,283	1.25%
Constellation Brands, Inc.	460	61,946	1.24%
Sherwin-Williams Company (The)	178	61,769	1.24%
W. W. Grainger, Inc.	65	61,767	1.24%
Lennox International, Inc.	116	61,372	1.23%
Motorola Solutions, Inc.	134	61,340	1.23%
Hilton Worldwide Holdings, Inc.	236	61,329	1.23%
Carlyle Group, Inc.	976	61,182	1.23%
Blackstone, Inc.	358	61,095	1.23%
Church & Dwight Company, Inc.	697	61,039	1.23%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Lowe's Companies, Inc.	241	$60,676	1.22%
Moody's Corporation	127	60,415	1.21%
Guidewire Software, Inc.	260	59,708	1.20%
Darden Restaurants, Inc.	308	58,668	1.18%
		$4,980,130	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1377) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	959	$80,631	1.61%
Caterpillar, Inc.	150	71,425	1.43%
Apple, Inc.	276	70,269	1.41%
McKesson Corporation	91	70,144	1.40%
Allstate Corporation (The)	322	69,191	1.38%
Pfizer, Inc.	2,706	68,952	1.38%
Tapestry, Inc.	607	68,690	1.37%
Westinghouse Air Brake Technologies Corporation	342	68,580	1.37%
Estee Lauder Companies, Inc. (The)	772	68,047	1.36%
HCA Healthcare, Inc.	159	67,954	1.36%
NVIDIA Corporation	363	67,777	1.36%
General Dynamics Corporation	198	67,536	1.35%
Coinbase Global, Inc., Class A	200	67,484	1.35%
General Motors Company	1,104	67,322	1.35%
Agilent Technologies, Inc.	524	67,273	1.35%
Johnson & Johnson	363	67,265	1.35%
W. R. Berkley Corporation	875	67,045	1.34%
CyberArk Software Ltd.	139	66,929	1.34%
Fastenal Company	1,361	66,759	1.33%
Cardinal Health, Inc.	424	66,597	1.33%
Cummins, Inc.	157	66,500	1.33%
Ford Motor Company	5,530	66,143	1.32%
Eaton Corporation PLC	177	66,069	1.32%
ON Semiconductor Corporation	1,338	66,000	1.32%
Anheuser-Busch InBev S.A. - ADR	1,107	65,978	1.32%
Amgen, Inc.	234	65,953	1.32%
Casey's General	117	65,928	1.32%
Advanced Micro Devices, Inc.	407	65,907	1.32%
Restaurant Brands International, Inc.	1,027	65,847	1.32%
Jabil, Inc.	302	65,533	1.31%
Cintas Corporation	319	65,517	1.31%
Teva Pharmaceutical Industries Ltd. - ADR	3,241	65,470	1.31%
Rockwell Automation, Inc.	187	65,456	1.31%
Sysco Corporation	795	65,429	1.31%
Brookfield Corporation	953	65,338	1.31%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Hershey Company (The)	349	$65,307	1.31%
General Mills, Inc.	1,294	65,242	1.30%
Canadian Imperial Bank of Commerce	816	65,191	1.30%
International Paper Company (The)	1,405	65,171	1.30%
Realty Income Corporation	1,069	65,001	1.30%
CVS Health Corporation	861	64,948	1.30%
Ecolab, Inc.	237	64,889	1.30%
Automatic Data Processing, Inc.	220	64,595	1.29%
Boeing Company (The)	299	64,562	1.29%
Target Corporation	718	64,408	1.29%
McDonald's Corporation	212	64,275	1.29%
Progressive Corporation	260	64,249	1.28%
Prologis, Inc.	560	64,130	1.28%
Williams-Sonoma, Inc.	328	64,103	1.28%
United Parcel Service, Class B	766	63,967	1.28%
Steris Corporation	259	63,964	1.28%
Dollar General Corporation	619	63,945	1.28%
Kroger Company (The)	946	63,762	1.28%
Hubbell, Inc.	148	63,543	1.27%
Mettler-Toledo International, Inc.	51	62,957	1.26%
Emerson Electric Company	478	62,721	1.25%
Cognizant Technology Solutions Corporation	934	62,634	1.25%
CDW Corporation	393	62,625	1.25%
Carrier Global Corporation	1,047	62,531	1.25%
Constellation Brands, Inc.	463	62,363	1.25%
Sherwin-Williams Company (The)	179	62,112	1.24%
PACCAR, Inc.	630	61,955	1.24%
Home Depot, Inc. (The)	153	61,921	1.24%
Extra Space Storage, Inc.	439	61,869	1.24%
Costco Wholesale Corporation	67	61,774	1.24%
NetApp, Inc.	521	61,709	1.23%
AT&T, Inc.	2,184	61,689	1.23%
Motorola Solutions, Inc.	134	61,320	1.23%
W. W. Grainger, Inc.	64	61,307	1.23%
Hilton Worldwide Holdings, Inc.	235	61,000	1.22%
Church & Dwight Company, Inc.	695	60,904	1.22%
Blackstone, Inc.	356	60,855	1.22%
Carlyle Group, Inc.	970	60,812	1.22%
Moody's Corporation	126	60,077	1.20%
Lowe's Companies, Inc.	238	59,719	1.19%
Guidewire Software, Inc.	255	58,701	1.17%
Darden Restaurants, Inc.	304	57,835	1.16%
		$4,999,580	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1378) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	990	$83,270	1.65%
McKesson Corporation	95	73,407	1.46%
Caterpillar, Inc.	153	73,102	1.45%
Allstate Corporation (The)	339	72,813	1.44%
Apple, Inc.	282	71,847	1.43%
Teva Pharmaceutical Industries Ltd. - ADR	3,536	71,420	1.42%
Westinghouse Air Brake Technologies Corporation	355	71,090	1.41%
Pfizer, Inc.	2,786	70,995	1.41%
HCA Healthcare, Inc.	166	70,603	1.40%
W. R. Berkley Corporation	918	70,302	1.39%
NVIDIA Corporation	376	70,106	1.39%
Johnson & Johnson	376	69,807	1.39%
Cardinal Health, Inc.	444	69,761	1.38%
General Dynamics Corporation	204	69,652	1.38%
General Motors Company	1,133	69,077	1.37%
Coinbase Global, Inc., Class A	204	68,926	1.37%
Sysco Corporation	836	68,853	1.37%
General Mills, Inc.	1,363	68,710	1.36%
Amgen, Inc.	243	68,687	1.36%
Cintas Corporation	334	68,644	1.36%
Tapestry, Inc.	606	68,637	1.36%
Fastenal Company	1,398	68,578	1.36%
CVS Health Corporation	909	68,543	1.36%
Ford Motor Company	5,718	68,389	1.36%
Agilent Technologies, Inc.	532	68,234	1.35%
Cummins, Inc.	161	68,105	1.35%
Casey's General	120	68,041	1.35%
International Paper Company (The)	1,466	68,005	1.35%
Anheuser-Busch InBev S.A. - ADR	1,141	67,997	1.35%
CyberArk Software Ltd.	140	67,798	1.35%
Target Corporation	754	67,648	1.34%
Ecolab, Inc.	247	67,590	1.34%
Realty Income Corporation	1,109	67,420	1.34%
Automatic Data Processing, Inc.	230	67,392	1.34%
Rockwell Automation, Inc.	193	67,384	1.34%
Hershey Company (The)	360	67,324	1.34%
McDonald's Corporation	221	67,190	1.33%
Progressive Corporation	272	67,141	1.33%
Jabil, Inc.	309	67,131	1.33%
Restaurant Brands International, Inc.	1,046	67,060	1.33%
Advanced Micro Devices, Inc.	414	67,049	1.33%
Canadian Imperial Bank of Commerce	839	66,998	1.33%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Prologis, Inc.	584	$66,934	1.33%
Boeing Company (The)	310	66,813	1.33%
Kroger Company (The)	991	66,788	1.33%
Steris Corporation	270	66,688	1.32%
Eaton Corporation PLC	178	66,559	1.32%
Constellation Brands, Inc.	493	66,418	1.32%
United Parcel Service, Class B	795	66,399	1.32%
Dollar General Corporation	639	66,040	1.31%
Brookfield Corporation	962	65,980	1.31%
Hubbell, Inc.	152	65,599	1.30%
Extra Space Storage, Inc.	465	65,492	1.30%
Cognizant Technology Solutions Corporation	974	65,308	1.30%
CDW Corporation	409	65,212	1.29%
Carrier Global Corporation	1,091	65,109	1.29%
Mettler-Toledo International, Inc.	53	65,064	1.29%
Williams-Sonoma, Inc.	332	64,921	1.29%
Sherwin-Williams Company (The)	187	64,764	1.29%
Emerson Electric Company	492	64,582	1.28%
Costco Wholesale Corporation	70	64,390	1.28%
PACCAR, Inc.	654	64,271	1.28%
Church & Dwight Company, Inc.	732	64,138	1.27%
Home Depot, Inc. (The)	158	64,020	1.27%
Hilton Worldwide Holdings, Inc.	246	63,880	1.27%
NetApp, Inc.	538	63,722	1.26%
AT&T, Inc.	2,255	63,676	1.26%
Motorola Solutions, Inc.	138	63,308	1.26%
W. W. Grainger, Inc.	66	62,853	1.25%
Carlyle Group, Inc.	1,000	62,689	1.24%
Moody's Corporation	131	62,550	1.24%
Blackstone, Inc.	363	62,082	1.23%
Lowe's Companies, Inc.	245	61,687	1.22%
Guidewire Software, Inc.	266	61,105	1.21%
Darden Restaurants, Inc.	315	59,925	1.19%
		$5,039,692	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1379) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	953	$80,106	1.59%
McKesson Corporation	95	73,096	1.45%
Allstate Corporation (The)	334	71,747	1.43%
Caterpillar, Inc.	149	71,045	1.41%
Teva Pharmaceutical Industries Ltd. - ADR	3,512	70,952	1.41%
W. R. Berkley Corporation	919	70,390	1.40%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Apple, Inc.	276	$70,154	1.40%
Westinghouse Air Brake Technologies Corporation	350	70,096	1.39%
NVIDIA Corporation	375	70,003	1.39%
HCA Healthcare, Inc.	164	69,955	1.39%
Pfizer, Inc.	2,745	69,951	1.39%
Cardinal Health, Inc.	442	69,412	1.38%
Johnson & Johnson	372	68,945	1.37%
General Dynamics Corporation	201	68,548	1.36%
General Motors Company	1,122	68,430	1.36%
Fastenal Company	1,389	68,099	1.35%
Ecolab, Inc.	248	68,048	1.35%
Tapestry, Inc.	599	67,842	1.35%
Amgen, Inc.	240	67,803	1.35%
Ford Motor Company	5,651	67,591	1.34%
Cintas Corporation	329	67,579	1.34%
Coinbase Global, Inc., Class A	200	67,530	1.34%
Anheuser-Busch InBev S.A. - ADR	1,133	67,516	1.34%
CVS Health Corporation	893	67,319	1.34%
Rockwell Automation, Inc.	192	67,007	1.33%
Jabil, Inc.	308	66,794	1.33%
General Mills, Inc.	1,324	66,752	1.33%
Cummins, Inc.	158	66,708	1.33%
Automatic Data Processing, Inc.	509	66,706	1.33%
Emerson Electric Company	227	66,706	1.33%
CyberArk Software Ltd.	138	66,607	1.33%
Realty Income Corporation	1,094	66,499	1.32%
Sysco Corporation	805	66,265	1.32%
Kroger Company (The)	983	66,262	1.32%
Agilent Technologies, Inc.	516	66,212	1.32%
Advanced Micro Devices, Inc.	409	66,157	1.32%
Eaton Corporation PLC	177	66,154	1.32%
Progressive Corporation	268	66,143	1.32%
Casey's General	117	66,097	1.31%
Restaurant Brands International, Inc.	1,028	65,911	1.31%
Prologis, Inc.	575	65,895	1.31%
Boeing Company (The)	305	65,860	1.31%
International Paper Company (The)	1,419	65,840	1.31%
McDonald's Corporation	216	65,743	1.31%
Constellation Brands, Inc.	487	65,608	1.31%
Target Corporation	731	65,599	1.31%
Steris Corporation	265	65,468	1.30%
Williams-Sonoma, Inc.	335	65,409	1.30%
Canadian Imperial Bank of Commerce	818	65,335	1.30%
ON Semiconductor Corporation	1,324	65,282	1.30%
Dollar General Corporation	630	65,072	1.29%
Hubbell, Inc.	151	64,840	1.29%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Brookfield Corporation	941	$64,503	1.28%
Extra Space Storage, Inc.	457	64,479	1.28%
United Parcel Service, Class B	770	64,327	1.28%
Sherwin-Williams Company (The)	186	64,324	1.28%
Carrier Global Corporation	1,077	64,289	1.28%
Costco Wholesale Corporation	69	63,791	1.27%
Cognizant Technology Solutions Corporation	949	63,621	1.27%
Hershey Company (The)	339	63,442	1.26%
AT&T, Inc.	2,237	63,175	1.26%
Mettler-Toledo International, Inc.	51	63,120	1.26%
Home Depot, Inc. (The)	156	63,082	1.25%
NetApp, Inc.	532	63,002	1.25%
W. W. Grainger, Inc.	66	62,927	1.25%
Motorola Solutions, Inc.	138	62,923	1.25%
CDW Corporation	395	62,900	1.25%
Church & Dwight Company, Inc.	717	62,824	1.25%
PACCAR, Inc.	638	62,717	1.25%
Hilton Worldwide Holdings, Inc.	240	62,154	1.24%
Moody's Corporation	129	61,542	1.22%
Carlyle Group, Inc.	980	61,420	1.22%
Guidewire Software, Inc.	266	61,209	1.22%
Blackstone, Inc.	357	61,017	1.21%
Lowe's Companies, Inc.	243	60,954	1.21%
Darden Restaurants, Inc.	312	59,465	1.18%
		$5,028,295	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1380) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	911	$76,623	1.53%
McKesson Corporation	93	72,196	1.44%
Teva Pharmaceutical Industries Ltd. - ADR	3,520	71,098	1.42%
NVIDIA Corporation	380	70,881	1.41%
Allstate Corporation (The)	328	70,399	1.40%
Westinghouse Air Brake Technologies Corporation	348	69,856	1.39%
HCA Healthcare, Inc.	162	69,035	1.37%
Apple, Inc.	271	68,926	1.37%
Pfizer, Inc.	2,690	68,539	1.37%
Caterpillar, Inc.	144	68,495	1.36%
Cardinal Health, Inc.	435	68,295	1.36%
Coinbase Global, Inc., Class A	202	68,109	1.36%
General Dynamics Corporation	199	67,819	1.35%
W. R. Berkley Corporation	885	67,798	1.35%
Johnson & Johnson	365	67,693	1.35%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Fastenal Company	1,373	$67,328	1.34%
General Motors Company	1,102	67,160	1.34%
Ecolab, Inc.	244	66,764	1.33%
Tapestry, Inc.	589	66,659	1.33%
Eaton Corporation PLC	178	66,633	1.33%
Amgen, Inc.	235	66,456	1.32%
Cintas Corporation	323	66,400	1.32%
Ford Motor Company	5,548	66,357	1.32%
Cummins, Inc.	157	66,356	1.32%
General Mills, Inc.	1,315	66,323	1.32%
CVS Health Corporation	874	65,907	1.31%
Realty Income Corporation	1,083	65,862	1.31%
Casey's General	116	65,858	1.31%
Advanced Micro Devices, Inc.	406	65,761	1.31%
Jabil, Inc.	303	65,761	1.31%
Automatic Data Processing, Inc.	224	65,756	1.31%
Rockwell Automation, Inc.	188	65,606	1.31%
Progressive Corporation	266	65,579	1.31%
Anheuser-Busch InBev S.A. - ADR	1,100	65,561	1.31%
Agilent Technologies, Inc.	511	65,524	1.30%
Constellation Brands, Inc.	486	65,485	1.30%
Target Corporation	727	65,252	1.30%
Kroger Company (The)	966	65,127	1.30%
CyberArk Software Ltd.	135	65,096	1.30%
Boeing Company (The)	301	65,054	1.30%
Prologis, Inc.	568	65,050	1.30%
Restaurant Brands International, Inc.	1,013	64,945	1.29%
Emerson Electric Company	494	64,781	1.29%
Estee Lauder Companies, Inc. (The)	734	64,656	1.29%
Sysco Corporation	785	64,598	1.29%
McDonald's Corporation	212	64,463	1.28%
Canadian Imperial Bank of Commerce	806	64,410	1.28%
Steris Corporation	260	64,341	1.28%
Williams-Sonoma, Inc.	329	64,311	1.28%
Hubbell, Inc.	149	64,252	1.28%
United Parcel Service, Class B	768	64,193	1.28%
ON Semiconductor Corporation	1,299	64,056	1.28%
Brookfield Corporation	933	63,974	1.27%
Sherwin-Williams Company (The)	185	63,963	1.27%
International Paper Company (The)	1,378	63,948	1.27%
Extra Space Storage, Inc.	452	63,680	1.27%
Carrier Global Corporation	1,065	63,605	1.27%
Hershey Company (The)	339	63,324	1.26%
PACCAR, Inc.	641	63,063	1.26%
Hilton Worldwide Holdings, Inc.	243	63,000	1.25%
Dollar General Corporation	609	62,992	1.25%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Home Depot, Inc. (The)	155	$62,860	1.25%
Mettler-Toledo International, Inc.	51	62,339	1.24%
Costco Wholesale Corporation	67	62,180	1.24%
Cognizant Technology Solutions Corporation	924	61,958	1.23%
Motorola Solutions, Inc.	135	61,909	1.23%
AT&T, Inc.	2,190	61,845	1.23%
NetApp, Inc.	522	61,842	1.23%
W. W. Grainger, Inc.	65	61,777	1.23%
Church & Dwight Company, Inc.	703	61,619	1.23%
CDW Corporation	387	61,595	1.23%
Lowe's Companies, Inc.	241	60,675	1.21%
Moody's Corporation	126	60,231	1.20%
Guidewire Software, Inc.	262	60,218	1.20%
Blackstone, Inc.	352	60,193	1.20%
Carlyle Group, Inc.	957	60,030	1.20%
Darden Restaurants, Inc.	310	58,982	1.17%
		$5,021,245	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1381) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	22,609	$1,900,739	36.92%
Coinbase Global, Inc., Class A	4,891	1,650,681	32.06%
ON Semiconductor Corporation	32,380	1,596,669	31.02%
		$5,148,089	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1382) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	22,393	$1,882,613	36.72%
Coinbase Global, Inc., Class A	4,856	1,638,800	31.96%
ON Semiconductor Corporation	32,562	1,605,624	31.32%
		$5,127,037	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1383) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Marvell Technology, Inc.	13,129	$1,103,740	21.91%
Coinbase Global, Inc., Class A	2,987	1,008,169	20.01%
Advanced Micro Devices, Inc.	6,206	1,004,032	19.93%
Bloom Energy Corporation, Class A	11,494	972,080	19.30%
ON Semiconductor Corporation	19,255	949,452	18.85%
		$5,037,473	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1384) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Pfizer, Inc.	3,262	$83,115	1.67%
General Dynamics Corporation	244	83,046	1.67%
Coinbase Global, Inc., Class A	246	82,995	1.67%
Johnson & Johnson	446	82,652	1.66%
NVIDIA Corporation	441	82,306	1.66%
McKesson Corporation	106	82,027	1.65%
HCA Healthcare, Inc.	192	81,931	1.65%
General Motors Company	1,344	81,922	1.65%
Teva Pharmaceutical Industries Ltd. - ADR	4,047	81,746	1.65%
Progressive Corporation	330	81,462	1.64%
W. R. Berkley Corporation	1,062	81,344	1.64%
Allstate Corporation (The)	379	81,333	1.64%
Westinghouse Air Brake Technologies Corporation	405	81,123	1.63%
Target Corporation	904	81,107	1.63%
Lululemon Athletica, Inc.	454	80,800	1.63%
Casey's General	143	80,745	1.62%
Cintas Corporation	392	80,544	1.62%
Fastenal Company	1,640	80,433	1.62%
Darden Restaurants, Inc.	422	80,332	1.62%
Rockwell Automation, Inc.	230	80,273	1.62%
Ford Motor Company	6,710	80,255	1.62%
Agilent Technologies, Inc.	625	80,217	1.61%
Eaton Corporation PLC	214	79,935	1.61%
Cardinal Health, Inc.	509	79,902	1.61%
Automatic Data Processing, Inc.	272	79,877	1.61%
Caterpillar, Inc.	167	79,695	1.60%
PACCAR, Inc.	805	79,170	1.59%
Sherwin-Williams Company (The)	229	79,125	1.59%
CyberArk Software Ltd.	163	78,950	1.59%
McDonald's Corporation	260	78,893	1.59%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Apple, Inc.	309	$78,773	1.59%
International Paper Company (The)	1,697	78,762	1.58%
Restaurant Brands International, Inc.	1,227	78,699	1.58%
Moody's Corporation	165	78,662	1.58%
Carrier Global Corporation	1,318	78,658	1.58%
Emerson Electric Company	599	78,544	1.58%
Boeing Company (The)	364	78,526	1.58%
Dollar General Corporation	759	78,468	1.58%
Cummins, Inc.	186	78,379	1.58%
Steris Corporation	316	78,146	1.57%
Cognizant Technology Solutions Corporation	1,163	78,013	1.57%
United Parcel Service, Class B	932	77,891	1.57%
Hubbell, Inc.	181	77,821	1.57%
Home Depot, Inc. (The)	192	77,615	1.56%
CVS Health Corporation	1,029	77,569	1.56%
Amgen, Inc.	274	77,446	1.56%
Hilton Worldwide Holdings, Inc.	298	77,440	1.56%
Costco Wholesale Corporation	83	77,212	1.55%
AT&T, Inc.	2,734	77,207	1.55%
Canadian Imperial Bank of Commerce	964	76,986	1.55%
W. W. Grainger, Inc.	81	76,870	1.55%
Mettler-Toledo International, Inc.	63	76,869	1.55%
Williams-Sonoma, Inc.	393	76,775	1.55%
Tapestry, Inc.	678	76,732	1.54%
Motorola Solutions, Inc.	167	76,465	1.54%
CDW Corporation	478	76,176	1.53%
Lowe's Companies, Inc.	303	76,136	1.53%
NetApp, Inc.	638	75,536	1.52%
Brookfield Corporation	1,100	75,423	1.52%
Guidewire Software, Inc.	325	74,778	1.50%
Carlyle Group, Inc.	1,171	73,440	1.48%
Jabil, Inc.	336	72,910	1.47%
Blackstone, Inc.	426	72,726	1.46%
		$4,968,908	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1385) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Pfizer, Inc.	3,357	$85,528	1.72%
NVIDIA Corporation	457	85,253	1.72%
General Dynamics Corporation	250	85,205	1.72%
Johnson & Johnson	458	84,858	1.71%
Coinbase Global, Inc., Class A	251	84,813	1.71%
Teva Pharmaceutical Industries Ltd. - ADR	4,196	84,765	1.71%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Westinghouse Air Brake Technologies Corporation	420	$84,293	1.70%
Casey's General	148	83,563	1.68%
Agilent Technologies, Inc.	650	83,443	1.68%
Fastenal Company	1,701	83,414	1.68%
Progressive Corporation	337	83,204	1.67%
Ford Motor Company	1,234	83,157	1.67%
Kroger Company (The)	6,953	83,157	1.67%
Cintas Corporation	404	82,972	1.67%
Allstate Corporation (The)	386	82,886	1.67%
W. R. Berkley Corporation	1,081	82,819	1.67%
Darden Restaurants, Inc.	433	82,487	1.66%
General Motors Company	1,350	82,279	1.66%
CyberArk Software Ltd.	170	82,217	1.65%
Target Corporation	916	82,135	1.65%
McKesson Corporation	106	82,134	1.65%
Caterpillar, Inc.	172	82,129	1.65%
Cardinal Health, Inc.	523	82,107	1.65%
PACCAR, Inc.	835	82,056	1.65%
Amgen, Inc.	290	81,725	1.65%
Cummins, Inc.	193	81,712	1.64%
Sherwin-Williams Company (The)	236	81,640	1.64%
Constellation Brands, Inc.	606	81,638	1.64%
Apple, Inc.	320	81,606	1.64%
Automatic Data Processing, Inc.	277	81,417	1.64%
Sysco Corporation	988	81,376	1.64%
Steris Corporation	329	81,339	1.64%
Motorola Solutions, Inc.	178	81,246	1.64%
Moody's Corporation	170	81,148	1.63%
Boeing Company (The)	376	81,137	1.63%
International Paper Company (The)	1,748	81,125	1.63%
Anheuser-Busch InBev S.A. - ADR	1,359	81,025	1.63%
W. W. Grainger, Inc.	85	80,865	1.63%
McDonald's Corporation	266	80,745	1.63%
Tapestry, Inc.	713	80,720	1.62%
Hubbell, Inc.	188	80,703	1.62%
AT&T, Inc.	2,855	80,634	1.62%
Restaurant Brands International, Inc.	1,254	80,424	1.62%
Lululemon Athletica, Inc.	451	80,280	1.62%
CDW Corporation	504	80,263	1.62%
Dollar General Corporation	774	79,972	1.61%
Home Depot, Inc. (The)	197	79,958	1.61%
Mettler-Toledo International, Inc.	65	79,907	1.61%
CVS Health Corporation	1,059	79,814	1.61%
Hilton Worldwide Holdings, Inc.	307	79,716	1.60%
Brookfield Corporation	1,160	79,586	1.60%
Cognizant Technology Solutions Corporation	1,183	79,336	1.60%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Hershey Company (The)	424	$79,236	1.59%
Carlyle Group, Inc.	1,263	79,220	1.59%
Costco Wholesale Corporation	86	79,182	1.59%
Lowe's Companies, Inc.	314	78,971	1.59%
Williams-Sonoma, Inc.	404	78,869	1.59%
Guidewire Software, Inc.	342	78,536	1.58%
Jabil, Inc.	359	77,951	1.57%
NetApp, Inc.	656	77,720	1.56%
Blackstone, Inc.	454	77,579	1.56%
		$4,969,195	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1386) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Coinbase Global, Inc., Class A	236	$79,651	1.59%
Teva Pharmaceutical Industries Ltd. - ADR	3,942	79,636	1.59%
Pfizer, Inc.	3,067	78,148	1.56%
Cardinal Health, Inc.	486	76,270	1.52%
Agilent Technologies, Inc.	594	76,219	1.52%
General Dynamics Corporation	223	76,079	1.52%
Tapestry, Inc.	671	76,022	1.52%
NVIDIA Corporation	407	76,004	1.52%
McKesson Corporation	98	75,922	1.51%
Johnson & Johnson	407	75,514	1.51%
Casey's General	133	75,340	1.50%
Amgen, Inc.	267	75,324	1.50%
Lululemon Athletica, Inc.	421	74,873	1.49%
Jabil, Inc.	344	74,782	1.49%
Westinghouse Air Brake Technologies Corporation	372	74,596	1.49%
Target Corporation	831	74,509	1.49%
Kroger Company (The)	1,105	74,504	1.49%
Ford Motor Company	6,229	74,500	1.49%
Caterpillar, Inc.	156	74,479	1.49%
PACCAR, Inc.	757	74,465	1.48%
Rockwell Automation, Inc.	213	74,405	1.48%
W. R. Berkley Corporation	971	74,382	1.48%
HCA Healthcare, Inc.	174	74,356	1.48%
Eaton Corporation PLC	198	74,270	1.48%
Fastenal Company	1,513	74,182	1.48%
International Paper Company (The)	1,597	74,107	1.48%
Hubbell, Inc.	172	74,082	1.48%
Allstate Corporation (The)	345	74,049	1.48%
Cummins, Inc.	175	73,839	1.47%
Progressive Corporation	299	73,805	1.47%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Sherwin-Williams Company (The)	213	$73,693	1.47%
Darden Restaurants, Inc.	387	73,675	1.47%
Carrier Global Corporation	1,232	73,553	1.47%
Automatic Data Processing, Inc.	251	73,537	1.47%
Cintas Corporation	358	73,532	1.47%
Constellation Brands, Inc.	546	73,485	1.47%
Sysco Corporation	892	73,471	1.46%
Mettler-Toledo International, Inc.	60	73,464	1.46%
CDW Corporation	461	73,448	1.46%
Steris Corporation	296	73,346	1.46%
United Parcel Service, Class B	877	73,215	1.46%
Boeing Company (The)	339	73,162	1.46%
CVS Health Corporation	970	73,139	1.46%
Hershey Company (The)	391	73,082	1.46%
Emerson Electric Company	556	72,978	1.46%
Moody's Corporation	153	72,963	1.45%
General Motors Company	1,195	72,836	1.45%
Cognizant Technology Solutions Corporation	1,086	72,817	1.45%
CyberArk Software Ltd.	151	72,775	1.45%
McDonald's Corporation	239	72,763	1.45%
Dollar General Corporation	704	72,734	1.45%
Motorola Solutions, Inc.	159	72,630	1.45%
Brookfield Corporation	1,057	72,509	1.45%
W. W. Grainger, Inc.	76	72,477	1.45%
Anheuser-Busch InBev S.A. - ADR	1,212	72,249	1.44%
AT&T, Inc.	2,558	72,229	1.44%
Home Depot, Inc. (The)	178	71,981	1.44%
Canadian Imperial Bank of Commerce	901	71,977	1.44%
Restaurant Brands International, Inc.	1,121	71,911	1.43%
Hilton Worldwide Holdings, Inc.	277	71,873	1.43%
Apple, Inc.	282	71,751	1.43%
Carlyle Group, Inc.	1,137	71,302	1.42%
Lowe's Companies, Inc.	283	71,187	1.42%
Costco Wholesale Corporation	77	71,026	1.42%
NetApp, Inc.	599	70,992	1.42%
Guidewire Software, Inc.	309	70,938	1.41%
Blackstone, Inc.	412	70,424	1.40%
Williams-Sonoma, Inc.	360	70,345	1.40%
		$5,013,783	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1387) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Teva Pharmaceutical Industries Ltd. - ADR	4,232	$85,489	1.70%
Coinbase Global, Inc., Class A	248	83,800	1.67%
Pfizer, Inc.	3,267	83,236	1.66%
NVIDIA Corporation	436	81,272	1.62%
Agilent Technologies, Inc.	629	80,737	1.61%
Tapestry, Inc.	712	80,585	1.61%
Amgen, Inc.	284	80,239	1.60%
Casey's General	142	80,138	1.60%
General Dynamics Corporation	235	80,122	1.60%
Johnson & Johnson	432	80,083	1.60%
Caterpillar, Inc.	167	79,515	1.58%
International Paper Company (The)	1,713	79,467	1.58%
Eaton Corporation PLC	212	79,458	1.58%
Cardinal Health, Inc.	505	79,258	1.58%
Target Corporation	884	79,252	1.58%
Emerson Electric Company	604	79,174	1.58%
Westinghouse Air Brake Technologies Corporation	395	79,117	1.58%
Mettler-Toledo International, Inc.	64	79,111	1.58%
Rockwell Automation, Inc.	226	78,961	1.57%
HCA Healthcare, Inc.	185	78,936	1.57%
Constellation Brands, Inc.	586	78,894	1.57%
McKesson Corporation	102	78,841	1.57%
Carrier Global Corporation	1,319	78,752	1.57%
Progressive Corporation	319	78,723	1.57%
Sherwin-Williams Company (The)	227	78,605	1.57%
Dollar General Corporation	760	78,552	1.56%
Hubbell, Inc.	183	78,546	1.56%
Darden Restaurants, Inc.	413	78,541	1.56%
Costco Wholesale Corporation	85	78,437	1.56%
Cummins, Inc.	186	78,421	1.56%
W. R. Berkley Corporation	1,023	78,374	1.56%
Lululemon Athletica, Inc.	440	78,335	1.56%
Allstate Corporation (The)	365	78,307	1.56%
Anheuser-Busch InBev S.A. - ADR	1,312	78,234	1.56%
Fastenal Company	1,594	78,159	1.56%
Automatic Data Processing, Inc.	266	78,139	1.56%
Jabil, Inc.	360	78,095	1.56%
CyberArk Software Ltd.	162	78,053	1.56%
Cintas Corporation	380	78,005	1.55%
Brookfield Corporation	1,134	77,799	1.55%
Motorola Solutions, Inc.	170	77,748	1.55%
Cognizant Technology Solutions Corporation	1,159	77,722	1.55%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Moody's Corporation	163	$77,575	1.55%
United Parcel Service, Class B	927	77,441	1.54%
AT&T, Inc.	2,742	77,425	1.54%
Apple, Inc.	304	77,365	1.54%
Ford Motor Company	6,463	77,294	1.54%
General Motors Company	1,267	77,275	1.54%
McDonald's Corporation	254	77,274	1.54%
CVS Health Corporation	1,024	77,228	1.54%
Steris Corporation	312	77,106	1.54%
W. W. Grainger, Inc.	81	77,070	1.54%
Hilton Worldwide Holdings, Inc.	297	76,932	1.53%
Canadian Imperial Bank of Commerce	961	76,781	1.53%
NetApp, Inc.	647	76,698	1.53%
Restaurant Brands International, Inc.	1,196	76,696	1.53%
Home Depot, Inc. (The)	189	76,690	1.53%
Carlyle Group, Inc.	1,213	76,053	1.52%
PACCAR, Inc.	772	75,934	1.51%
Lowe's Companies, Inc.	302	75,863	1.51%
Boeing Company (The)	351	75,712	1.51%
Blackstone, Inc.	443	75,638	1.51%
Williams-Sonoma, Inc.	385	75,343	1.50%
CDW Corporation	472	75,214	1.50%
		$5,017,839	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1388) Index total return swap with Morgan Stanley Bank as of September 30, 2025, termination date 7/28/26:

Reference Entity	Shares	Market Value	% of Total Index Value
Pfizer, Inc.	2,970	$75,682	1.52%
Teva Pharmaceutical Industries Ltd. - ADR	3,693	74,607	1.50%
Agilent Technologies, Inc.	572	73,473	1.47%
Mettler-Toledo International, Inc.	59	72,996	1.46%
Amgen, Inc.	259	72,968	1.46%
General Dynamics Corporation	213	72,723	1.46%
NVIDIA Corporation	390	72,683	1.46%
Johnson & Johnson	390	72,322	1.45%
Eaton Corporation PLC	193	72,210	1.45%
Williams-Sonoma, Inc.	369	72,120	1.45%
Allstate Corporation (The)	335	71,970	1.44%
Tapestry, Inc.	636	71,959	1.44%
Cardinal Health, Inc.	458	71,935	1.44%
Emerson Electric Company	548	71,898	1.44%
Kroger Company (The)	1,066	71,885	1.44%
Westinghouse Air Brake Technologies Corporation	359	71,876	1.44%
Rockwell Automation, Inc.	206	71,868	1.44%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
McKesson Corporation	93	$71,837	1.44%
HCA Healthcare, Inc.	168	71,729	1.44%
Jabil, Inc.	330	71,718	1.44%
Caterpillar, Inc.	150	71,672	1.44%
Coinbase Global, Inc., Class A	212	71,582	1.44%
Progressive Corporation	290	71,579	1.44%
Target Corporation	797	71,534	1.43%
Sherwin-Williams Company (The)	207	71,530	1.43%
Carrier Global Corporation	1,198	71,523	1.43%
Costco Wholesale Corporation	77	71,517	1.43%
Hubbell, Inc.	166	71,483	1.43%
Steris Corporation	289	71,438	1.43%
W. R. Berkley Corporation	932	71,399	1.43%
Casey's General	126	71,393	1.43%
Cummins, Inc.	169	71,337	1.43%
International Paper Company (The)	1,537	71,332	1.43%
Motorola Solutions, Inc.	156	71,325	1.43%
Cintas Corporation	347	71,309	1.43%
Sysco Corporation	866	71,273	1.43%
AT&T, Inc.	2,524	71,269	1.43%
W. W. Grainger, Inc.	75	71,212	1.43%
Dollar General Corporation	688	71,122	1.43%
Realty Income Corporation	1,170	71,121	1.43%
Canadian Imperial Bank of Commerce	890	71,107	1.43%
Ecolab, Inc.	260	71,087	1.43%
Fastenal Company	1,450	71,086	1.43%
McDonald's Corporation	234	71,050	1.42%
Automatic Data Processing, Inc.	242	71,043	1.42%
Prologis, Inc.	620	71,014	1.42%
Apple, Inc.	278	70,896	1.42%
Cognizant Technology Solutions Corporation	1,056	70,829	1.42%
NetApp, Inc.	597	70,774	1.42%
CyberArk Software Ltd.	146	70,742	1.42%
CVS Health Corporation	937	70,671	1.42%
General Motors Company	1,159	70,666	1.42%
Extra Space Storage, Inc.	501	70,585	1.42%
Home Depot, Inc. (The)	174	70,560	1.41%
Anheuser-Busch InBev S.A. - ADR	1,184	70,556	1.41%
Boeing Company (The)	326	70,432	1.41%
Lululemon Athletica, Inc.	396	70,373	1.41%
Lowe's Companies, Inc.	280	70,278	1.41%
Brookfield Corporation	1,025	70,266	1.41%
Moody's Corporation	147	70,201	1.41%
Ford Motor Company	5,859	70,078	1.40%
Hilton Worldwide Holdings, Inc.	270	70,073	1.40%
United Parcel Service, Class B	838	70,027	1.40%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Constellation Brands, Inc.	519	$69,906	1.40%
Darden Restaurants, Inc.	367	69,878	1.40%
PACCAR, Inc.	709	69,755	1.40%
CDW Corporation	437	69,543	1.39%
Restaurant Brands International, Inc.	1,080	69,263	1.39%
Blackstone, Inc.	402	68,712	1.38%
Carlyle Group, Inc.	1,092	68,449	1.37%
		$4,988,309	100.00%